CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31,
	2020	2019
Cash and cash equivalents at banks and on hand in:
Russian Rubles	39,076	27,749
US Dollars	10,597	1,014
Euro	6,433	2,751
Turkmenian Manat	431	419
Ukraine Hryvna	43	224
Other	916	844
Short-term deposits with an original maturity of less than 92 days:
Russian Rubles	27,857	4,859
Ukraine Hryvna	44	206
Euro	—	—
Other	8	4
Total cash and cash equivalents	85,405	38,070